Exchange Differences, Net	12 Months Ended
Dec. 31, 2019
Gains losses on exchange differences on translation recognised in profit or loss [Abstract]
Exchange Differences, Net
33.	Exchange differences, net

	2019	2018	2017
Income from purchase-sale of foreign currency	10,522,779	7,818,158	5,012,970
Conversion of foreign currency assets and liabilities into pesos	(219,887)	2,164,066	182,224

TOTAL	10,302,892	9,982,224	5,195,194